Financial Risk Management Activities - Non-hedge Derivatives (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Unrealized Gain Loss On Gold Derivative Instruments	$ 3.6
Unrealized Gain Loss On Oil Derivative Instruments	$ 5.6